Summary of significant accounting policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Significant Accounting Policies [Line Items]
Investments in non-public companies stated at cost	Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost.
Advertising costs	¥ 419,409	¥ 330,870	¥ 304,713
Research and development costs	910,517	807,454	779,806
Inventories, LIFO basis	323,249	220,082
Inventory increase had LIFO been replaced by FIFO basis	¥ 46,244	¥ 66,979
Intangible assets with a definite life, estimated useful lives	5 years
Maximum
Significant Accounting Policies [Line Items]
Cash equivalents maturity period	3 months
Building | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	65 years
Building | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Machinery and equipment | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	20 years
Machinery and equipment | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Assets Leased to Others | Maximum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	5 years
Assets Leased to Others | Minimum
Significant Accounting Policies [Line Items]
Property, plant and equipment, estimated useful lives	2 years
Automobile Loan | Maximum
Significant Accounting Policies [Line Items]
Contract period	7 years
Automobile Loan | Minimum
Significant Accounting Policies [Line Items]
Contract period	2 years
Finance leases | Maximum
Significant Accounting Policies [Line Items]
Contract period	5 years
Finance leases | Minimum
Significant Accounting Policies [Line Items]
Contract period	2 years